Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Balance Sheet Components

Note 5. Balance Sheet Components

Accounts Receivables, Net

Accounts receivables, net consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Accounts receivable	$16,027	$14,855
Allowance for doubtful accounts	(2,558)	(876)
Accounts receivable, net	$13,469	$13,979

Inventories, Net

Inventories, net of reserve, consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Raw materials	$6,927	$6,876
Work-in-process	2,735	4,347
Finished goods	11,232	6,909
Total inventories	$20,894	$18,132

Prepaid and Other Current Assets

Prepaid and other current assets consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Prepaid expenses and deposits	$4,912	$5,698
Due from contract manufacturers and vendors	2,468	2,944
Prepaid taxes	957	1,612
Contract assets	3,313	2,813
Receivable from warrant exercises	—	9,074
Other	393	178
Total prepaid and other current assets	$12,043	$22,319

Property, Plant and Equipment, Net

Property, plant and equipment, at cost, consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Machinery and equipment	$33,023	$32,688
Leasehold improvements	5,806	5,905
Furniture and fixtures	1,481	1,479
Vehicles	360	360
Software	1,357	1,357
Assets under construction	919	641
	42,946	42,430
Less: accumulated depreciation and amortization	(27,405)	(25,625)
Property, plant and equipment, net	$15,541	$16,805
Finance lease equipment	$888	$888
Less: accumulated depreciation	(425)	(381)
Finance lease equipment, net	$463	$507

The aggregate depreciation and amortization related to property, plant and equipment was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Depreciation and amortization on property, plant and equipment	$1,957	$2,075
Depreciation on finance lease equipment	44	44

Intangible Assets, Net

Intangible assets, net, consist of the following (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
As of March 31, 2021:
Developed technology	$1,200	$669	$531
As of December 31, 2020:
Developed technology	$1,200	$573	$627

Amortization of intangible assets is as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Amortization of intangible assets	$96	$96

Other Assets

Other assets, non-current, consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Operating lease ROU assets	$18,993	$—
Other	941	937
Total other assets	$19,934	$937

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
Accrued payroll expenses	$7,162	$11,877
Accrued manufacturing costs	8,219	8,003
Accrued transaction costs	5,000	25,057
Accrued professional and consulting fees	3,228	965
Accrued warranty costs	1,592	2,204
Accrued taxes	1,002	1,074
Lease liabilities	2,956	—
Other	1,028	1,169
Total accrued expense and other current liabilities	$30,187	$50,349

Long-Term Liabilities

Long-term liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
PPP Loan	$10,000	$10,000
Contract liabilities, long-term	14,560	14,732
Lease liabilities, long-term	16,984	—
Other	415	1,195
Total long-term liabilities	$41,959	$25,927

Note 5. Balance Sheet Components

Accounts Receivables, Net

Accounts receivables, net consist of the following (in thousands):

	December 31,
	2020	2019
Accounts receivable	$14,855	$12,330
Allowance for doubtful accounts	(876)	(467)
Accounts receivable, net	$13,979	$11,863

Inventories, Net

Inventories, net of reserve, consist of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$6,876	$12,374
Work-in-process	4,347	1,748
Finished goods	6,909	5,629
Total inventories	18,132	19,751
Less inventories not deemed to be current, included in other assets	—	4,764
Inventories, included in current assets	$18,132	$14,987

Non-current inventories consist of raw material components forecasted to be used in production later than twelve months from the respective balance sheet dates. The Company believes that these inventories will be utilized for future production plans.

Prepaid and Other Current Assets

Prepaid and other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses and deposits	$5,698	$3,045
Due from contract manufacturers and vendors	2,944	4,068
Prepaid taxes	1,612	2,122
Contract assets	2,813	—
Receivable from warrant exercises	9,074	—
Other	178	3,683
Total prepaid and other current assets	$22,319	$12,918

Property, Plant and Equipment, Net

Property, plant and equipment, at cost, consist of the following (in thousands):

	December 31,
	2020	2019
Land	$—	$2,340
Building	—	3,142
Machinery and equipment	32,688	30,082
Building improvements	—	4,194
Leasehold improvements	5,905	5,581
Furniture and fixtures	1,479	1,431
Vehicles	360	759
Software	1,357	1,343
Assets under construction	641	170
	42,430	49,042
Less: accumulated depreciation and amortization	(25,625)	(22,764)
Property, plant and equipment, net	$16,805	$26,278

Capital lease equipment	$888	$888
Less: accumulated depreciation	(381)	(203)
Capital lease equipment, net	$507	$685

In March 2020, the Company reclassified the then carrying value of $4.7 million related to its Morgan Hill properties previously reported as property, plant and equipment to assets held for sale and included as other current assets in its consolidated balance sheets. On July 2, 2020, the Company sold the properties to a third-party buyer for $12.3 million and recorded a gain of $7.5 million in 2020.

The aggregate depreciation and amortization related to property, plant and equipment was as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Depreciation and amortization on property, plant and equipment	$8,009	$7,805	$6,791
Depreciation on capital lease equipment	178	122	81

Intangible Assets, Net

Intangible assets, net, consist of the following (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2020:
Developed technology	$1,200	$573	$627
As of December 31, 2019:
Developed technology	$1,170	$188	$982

Amortization of intangible assets is as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Amortization of intangible assets	$385	$188	$—

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued payroll expenses	$11,877	$10,537
Accrued manufacturing costs	8,003	3,344
Accrued transaction costs	25,057	—
Accrued professional and consulting fees	965	5,572
Accrued warranty costs	2,204	4,322
Accrued taxes	1,074	944
Refund liabilities	—	4,878
Other	1,169	1,563
Total accrued expense and other current liabilities	$50,349	$31,160

Long-Term Liabilities

Long-term liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
PPP Loan	$10,000	$—
Contract liabilities, long-term	14,732	903
Other	1,195	1,322
Total long-term liabilities	$25,927	$2,225